CALVERT BALANCED FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY FUND

CALVERT FLOATING-RATE ADVANTAGE FUND

CALVERT FOCUSED VALUE FUND

CALVERT GLOBAL ENERGY SOLUTIONS

CALVERT GLOBAL WATER FUND

CALVERT GROWTH ALLOCATION FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND

CALVERT MID-CAP FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT SMALL-CAP FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND

Supplement to Statements of Additional Information (“SAIs”) dated February 1, 2023

CALVERT FLEXIBLE BOND FUND

CALVERT GLOBAL REAL ESTATE FUND

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

Supplement to SAIs dated May 1, 2023

CALVERT EMERGING MARKETS FOCUSED GROWTH FUND

Supplement to SAI dated December 21, 2022 as revised May 31, 2023

CALVERT BOND FUND

CALVERT CORE BOND FUND

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT MORTGAGE ACCESS FUND

CALVERT SHORT DURATION INCOME FUND

Supplement to SAI dated June 30, 2023

CALVERT GLOBAL EQUITY FUND

CALVERT GLOBAL SMALL-CAP EQUITY FUND

CALVERT SMALL/MID-CAP FUND

Supplement to SAI dated April 12, 2023 as revised September 18, 2023

Effective immediately:

1.	The following is added to the table under “Fund Management.” in “Management and Organization” under “Noninterested Trustees”:
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
KAREN FANG 1958	Trustee	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).	46	None
EDDIE RAMOS 1967	Trustee	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).	46	Macquarie Optimum Funds (6) (asset management)

2.	The following replaces the third sentence in the first paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

The Board is currently composed of ten Trustees, including nine Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”).

3.	The following replaces the last sentence of the third paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee/Director: Mr. Baird, experiences as a chief executive officer of a non-profit corporation; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Dominguez, experience as Chair of the U.S. Equal Employment Opportunity Commission and experience as a board member of various organizations; Ms. Fang, experience as a senior investment management, banking and capital markets professional; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Ramos, experience as a former Chief Investment Officer of an asset manager; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; and Mr. Eliopoulos, experience as an industry leader on issues of sustainability and experience as a board member of various organizations.

4.	The following replaces the third sentence of the first paragraph describing the Audit Committee under “Fund Management.” in “Management and Organization”:

The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, Ramos and Williams, and Mses. Gresham Bullock, Dominguez, Fang and Jones.

5.	The following replaces the first and second sentences of the second paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

The Board believes that diversity is an important attribute of a well-functioning board. The current Board is comprised of four white males, one African American male, two African American females, one Asian female, one Hispanic male and one Hispanic female.

6.	The following replaces the last sentence of the second paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

The following individuals serve as members of the Board’s Governance Committee: Messrs. Baird, Guffey, Harper, Ramos and Williams, and Mses. Gresham Bullock, Dominguez, Fang and Jones.

Effective December 31, 2023, Richard L. Baird, Jr. and John G. Guffey, Jr. will retire from the Board of Trustees.

October 30, 2023